Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 49		$ 325,067			$ (157,675)	$ 167,441
Balance (in Shares) at Dec. 31, 2022	98,876,266	[1]
CHANGE DURING 2023:
Exercise of options and vesting of RSUs			1,498				1,498
Exercise of options and vesting of RSUs (in Shares)	4,278,130
Stock-based compensation			15,026				15,026
Net loss						(19,661)	(19,661)
Balance at Dec. 31, 2023	$ 49		341,591			(177,336)	164,304
Balance (in Shares) at Dec. 31, 2023	103,154,396	[1]
CHANGE DURING 2023:
Exercise of options and vesting of RSUs			861				861
Exercise of options and vesting of RSUs (in Shares)	3,813,701
Repurchase of Ordinary Shares							(1,613)
Repurchase of Ordinary Shares (in Shares)	(625,682)			(1,613)
Stock-based compensation			15,118				15,118
Net loss						(36,583)	(36,583)
Change in unrealized gain (loss) on cash flow hedges					601		601
Balance at Dec. 31, 2024	$ 49		357,570		601	(213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	106,342,415	[2]		(1,613)			106,342,415
CHANGE DURING 2023:
Exercise of options and vesting of RSUs			903				$ 903
Exercise of options and vesting of RSUs (in Shares)	5,535,588						1,262,732
Repurchase of Ordinary Shares							$ (23,393)
Repurchase of Ordinary Shares (in Shares)	(8,827,737)			(23,393)
Retirement of treasury shares			(15,000)
Retirement of treasury shares (in Shares)				15,000
Stock-based compensation			16,540				16,540
Net loss						(31,583)	(31,583)
Change in unrealized gain (loss) on cash flow hedges					(172)		(172)
Balance at Dec. 31, 2025	$ 49		$ 360,013		$ 429	$ (245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025	103,050,266			(10,006)			103,050,266

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares